Note 9 - Short-term Investments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading Securities	$ 0	$ 0
Trading Securities, Realized Gain (Loss)	$ 18,396	$ 47,941